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          UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                         FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  6/30/00

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

SAN FRANCISCO SENTRY INVESTMENT GROUP
100 Pine Street, Suite 2700
San Francisco, CA  94111

Form 13F File Number:  28-801-44325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
RICHARD E. DIRICKSON, JR.
Chairman and Secretary
415-229-9000

Signature, Place and Date of Signing:

/s/ Richard E. Dirickson, Jr.
_____________________________
Richard E. Dirickson, Jr.
San Francisco, CA
08/09/00

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

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                        FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     304

Form 13F Information Table Value Total (x$1000):    $253,552

List of Other Included Managers:    None

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

FORM 13F INFORMATION TABLE
SAN FRANCISCO SENTRY INVESTMENT GROUP

                              Title of                 Value    Shrs or   SH/  Put/  Investment    Other     Voting Authority
Name of Issuer                 Class      CUSIP       (x$1000)  Prn Amt   PRN  Call  Discretion   Managers  Sole  Shared  None

3COM Corp                      Common   885535104         $46       800                     800                            800
AES Corp.                      Common   00130H105        $954    20,900                  20,900                         20,900
ALLTEL Corp.                   Common   020039103        $570     9,200                   9,200                          9,200
AT&T Corp.                     Common   001957109         $32     1,000                   1,000                          1,000
AT&T Corp. Liberty Media       Common   001957208        $160     6,600                   6,600                          6,600
AT&T Wireless                  Common   001957406         $84     3,000                   3,000                          3,000
AXA Financial Inc.             Common   002451102      $1,198    35,242                  35,242                         35,242
Abbott Labs                    Common   002824100         $58     1,300                   1,300                          1,300
Agilent Technologies Inc.      Common   00846u101        $555     7,528                   7,528                          7,528
Alcoa                          Common   013817101      $1,255    43,284                  43,284                         43,284
Allegheny Energy, Inc.         Common   017361106         $44     1,600                   1,600                          1,600
Alliant Energy Corp.           Common   018802108         $10       400                     400                            400
Alliant Tech Systems Inc       Common   018804104         $57       840                     840                            840
Allied Capital Corp.           Common   01903Q108        $102     6,000             	  6,000                    	 6,000
Alza Corp. Class A            Class A   022615108      $1,319    22,311            	 22,311                   	22,311
Amazon                         Common   023135106         $36     1,000             	  1,000                    	 1,000
American Electric Power        Common   025537101         $74     2,500              	  2,500                    	 2,500
American General Corp Texas    Common   026351106        $287     4,710             	  4,710                    	 4,710
American Home Products         Common   026609107      $1,588    27,024            	 27,024                   	27,024
Ameren Corporation             Common   023608102         $10       300               	    300                      	   300
America Online                 Common   02364J104        $627    11,900            	 11,900                   	11,900
American Express Company       Common   025816109        $113     2,160             	  2,160                    	 2,160
American International Group   Common   026874107      $3,686    31,371            	 31,371                   	31,371
American Tower                 Common   029912201        $550    13,200            	 13,200                   	13,200
Amgen Inc.                     Common   031162100      $2,835    40,355            	 40,355                   	40,355
Anadarko Petroleum Corp        Common   032511107         $10       200               	    200                      	   200
Apple Computer                 Common   037833100         $23       440               	    440                      	   440
Applied Materials              Common   038222105        $828     9,140             	  9,140                    	 9,140
Arqule, Inc.                   Common   04269E107         $58     3,000             	  3,000                    	 3,000
Associates First Capital      Class A   046008108         $33     1,464             	  1,464                    	 1,464
  Corp. A
Axent Technologies             Common   05459C108         $99     4,000             	  4,000                    	 4,000
Azurix Corp Com                Common   05501m104         $18     2,500             	  2,500                    	 2,500
Banco de Galicia Buenos Aires  ADR B    059538207          $2       118               	    118                        	     0
				NEW
Bank One Corp.                 Common   06423A103        $973    36,632            	 36,632                   	36,632
BankAmerica Corp.              Common   060505104        $388     9,028             	  9,028                    	 9,028
Bausch & Lomb Inc.             Common   071707103        $486     6,275             	  6,275                    	 6,275
Baxter International           Common   071813109        $193     2,750             	  2,750                    	 2,750
Bell Atlantic Corp.            Common   077853109      $1,022    20,112            	 20,112                   	20,112
BellSouth Corp.                Common   079860102        $832    19,524            	 19,524                   	19,524
Berkshire Hathaway            Class B   084670207        $188       107               	    107                      	   107
Bestfoods                      Common   08658u101         $83     1,200             	  1,200                    	 1,200
Biogen, Inc.                   Common   090597105         $26       400               	    400                      	   400


Boeing Company                 Common   0907023105       $151     3,600             	  3,600                    	 3,600
Bolder Technologies            Common   097519102         $31     4,000             	  4,000                    	 4,000
Bp Amoco Plc Spon              Common   055622104        $741    13,102            	 13,102                   	13,102
Bristol Meyers Squibb          Common   110122108      $2,113    36,280            	 36,280                   	36,280
Broadcom Corp.                 Common   111320107        $507     2,315             	  2,315                    	 2,315
CMGI Inc.                      Common   125750109         $18       400               	    400                      	   400
CVS Corp.                      Common   126650100        $948    23,700            	 23,700                   	23,700
Cablevision Systems Corp.      Common   12686C109        $297     4,372             	  4,372                    	 4,372
Cadiz                          Common   127537108         $80    10,000            	 10,000                   	10,000
Capital Automotive REIT        COM SH   139733109         $14     1,000             	  1,000                    	 1,000
                              BEN INT
Caremark RX Inc.               Common   141705103         $14     2,000             	  2,000                    	 2,000
Carolina Power & Light         Common   12614c106         $96     3,000             	  3,000                    	 3,000
Caterpillar, Inc.              Common   149123101        $457    13,500            	 13,500                   	13,500
Cedar Fair, L.P.               Common   150185106        $789    40,976            	 40,976                   	40,976
Century Business               Common   156490104         $10     5,000             	  5,000                    	 5,000
Cerus Corp                     Common   157085101         $97     1,900             	  1,900                    	 1,900
Chase Manhattan Bank           Common   16161A108        $888    19,280            	 19,280                   	19,280
Chesapeake Energy              Common   165167107         $10     1,300             	  1,300                    	 1,300
Chevron Corp.                  Common   166751107      $1,392    16,412            	 16,412                   	16,412
Chiron Corp.                   Common   170040109         $68     1,432             	  1,432                    	 1,432
Cisco Systems, Inc.            Common   17275R102      $7,127   112,118           	112,118                        112,118
Citigroup Inc                  Common   172967101        $734    12,180            	 12,180                   	12,180
Clear Channel Communications   Common   184502102        $941    12,550            	 12,550                   	12,550
Clorox                         Common   189054109        $215     4,800             	  4,800                    	 4,800
Colgate Palmolive Co           Common   194162103         $78     1,300             	  1,300                    	 1,300
Community Bank Systems, Inc.   Common   203607106         $22     1,000             	  1,000                    	 1,000
Computer Sciences              Common   205363104        $941    12,600            	 12,600                   	12,600
Corning, Inc.                  Common   219350105        $970     3,595             	  3,595                    	 3,595
COSTCO WHSL CORP NEW COM       Common   22160k105        $844    25,580            	 25,580                   	25,580
Covance Inc.                   Common   222816100         $18     2,000             	  2,000                    	 2,000
Cox Communications, Inc.      Class A   224044107        $137     3,000             	  3,000                    	 3,000
Crescendo Pharmaceuticals     Class A   225637107         $29     1,421             	  1,421                    	 1,421
  CL A
Crescent Real Estate Equities  Common   225756105      $1,311    63,940            	 63,940                   	63,940
CRIIMI MAE, Inc.               Common   226603108          $0       395               	    395                      	   395
Curagen Corp.                  Common   23126r101          $4       100               	    100                      	   100
Cytec Industries, Inc.         Common   232820100          $2        84                	     84                       	    84
DST Systems, Inc.              Common   233326107      $1,918    25,200            	 25,200                   	25,200
Daimler Chrysler               Common   d1668r123      $1,003    19,265            	 19,265                   	19,265
Damark Intl. Class A           Common   235691102        $359    16,700            	 16,700                   	16,700
Dell Computer                  Common   247025109         $89     1,800             	  1,800                    	 1,800
Devon Energy Corp              Common   25179M103        $163     2,908             	  2,908                    	 2,908
Dow Chemical Co.               Common   260543103        $308    10,200            	 10,200                   	10,200
Dreyfus Strategic Muns Inc.    Common   261932107        $520    64,958            	 64,958                   	64,958
DuPont Photomasks Inc.         Common   26613X101        $175     2,550             	  2,550                    	 2,550
DuPont deNemours               Common   263534109        $230     5,248             	  5,648                    	 5,248
Duke Energy Corp.              Common   264399106        $167     2,966             	  2,966                    	 2,966
Duke Rlty Invts, Inc.          Common   264411505        $224    10,000            	 10,000                   	10,000
                                New
Dun & Bradstreet               Common   26483b106         $72     2,500             	  2,500                    	 2,500
EIF 1st Exch st. AT&T Shrs     Common   294700703         $52       300               	    300                      	   300
ELON Echelon                   Common   27874N105      $2,375    41,000            	 41,000                   	41,000
EMC Corp.                      Common   268648102     $17,068   221,846           	221,846                        221,846


Earthlink Network  Inc.        Common   270321102        $157    10,174            	 10,174                   	10,174
Eastman Chemical Co.           Common   277432100        $110     2,300             	  2,300                    	 2,300
Eastman Kodak                  Common   277461109        $674    11,329            	 11,329                   	11,329
Edison International           Common   281020107        $260    12,700            	 12,700                   	12,700
Edwards Lifesciences           Common   28176E108          $4       240               	    240                      	   240
El Paso Energy Corp. Del       Common   283905107         $37       720               	    720                      	   720
Elan Corp. PLC ADR              ADR     284131208      $1,497    30,900            	 30,900                   	30,900
Electronic Data Systems        Common   285661104          $4       100               	    100                      	   100
Emerson Electric               Common   291011104        $398     6,600             	  6,600                    	 6,600
Energizer Holdings Inc.        Common   29266R108        $123     6,716             	  6,716                    	 6,716
Enron Corp.                    Common   293561106      $2,665    41,319            	 41,319                   	41,319
Epoch Pharmaceuticals Com.     Common   294273107         $44     5,000             	  5,000                    	 5,000
Equity Office Properties       Common   294741103         $70     2,555             	  2,555                    	 2,555
Exxon Mobil Corp.              Common   30231G102      $5,026    64,029            	 64,029                   	64,029
FDX Corp                       Common   31304n107         $57     1,500             	  1,500                    	 1,500
FPL Group, Inc.                Common   302571104        $124     2,500             	  2,500                    	 2,500
Fannie Mae (USA)               Common   313586109        $665    12,740            	 12,740                   	12,740
Financial Center Bancorp       Common   317396109          $0     1,271             	  1,271                    	 1,271
First Australia Prime Income   Common   318653102        $358    77,452            	 77,452                   	77,452
  Fund
First Union Corp.              Common   337358105         $18       725               	    725                      	   725
First Wsas Bancorp Inc         Common   33748t104         $77     5,500             	  5,500                    	 5,500
FirstEnergy Corp.              Common   337932107         $94     4,000             	  4,000                    	 4,000
Firstar Corp New               Common   33763v109        $276    13,125            	 13,125                   	13,125
Fleetboston Financial Corp     Common   339030108         $48     1,400             	  1,400                    	 1,400
Florida Progress Corp          Common   341109106        $141     3,000             	  3,000                    	 3,000
Ford Motor Company             Common   345370100        $873    20,300            	 20,300                   	20,300
Freddie Mac                    Common   313400301      $2,125    52,459            	 52,459                   	52,459
Freeport McMoran Copper &     Class A   35671D105         $37     4,085             	  4,085                    	 4,085
  Gold Cl A
Freeport McMoran Copper &      PFD CV   35671D501         $20     1,500             	  1,500                    	 1,500
  Gold  "A"                    .05 SH
Freeport McMoran Copper &     Class B   35671D857         $45     4,815             	  4,815                    	 4,815
  Gold Cl B
Fritz Cos Inc                  Common   358846103         $31     3,000             	  3,000                    	 3,000
GTE Corp.                      Common   362320103        $659    10,590            	 10,590                   	10,590
Gabelli Ser Fds, Inc./Conv      CONV    36240B109         $49     5,000             	  5,000                    	 5,000
  Sec                         SECS FD
Gap, Inc.                      Common   364760108         $98     3,150             	  3,150                    	 3,150
General Electric Co.           Common   369604103     $27,378   516,568           	516,568                        516,568
Global Crossing Ltd            Common   G3921A100         $42     1,600             	  1,600                    	 1,600
Goto.com Inc                   Common   38348T107          $8       500               	    500                      	   500
H & Q Healthcare               SH BEN   404052102        $226     7,329             	  7,329                    	 7,329
                                INT
Halliburton Co                 Common   406216101        $396     8,400             	  8,400                    	 8,400
Health Care Ppty Invs., Inc.   Common   421915109        $122     4,464             	  4,464                    	 4,464
Heinz (H.J.)                   Common   423074103        $527    12,050            	 12,050                   	12,050
Hewlett Packard Co.            Common   428236103      $1,215     9,730             	  9,730                    	 9,730
Home Depot, Inc.               Common   437076102      $1,744    34,926            	 34,926                   	34,926
Home Properties NY, Inc.       Common   437306103         $15       500               	    500                      	   500
Honeywell Intl Inc             Common   438516106      $1,805    53,580            	 53,580                   	53,580
Household Intl                 Common   441815107         $62     1,500             	  1,500                    	 1,500
IMS Health Inc                 Common   449934108        $562    31,200            	 31,200                   	31,200
INCYTE Pharmaceuticals         Common   45337C102         $74       900               	    900                      	   900


Infinity Broadcast             Common   45662S102      $1,323    36,300            	 36,300                   	36,300
Inhale Therapeutic sys.        Common   457191104         $81       800               	    800                      	   800
Intel Corp.                    Common   458140100      $6,920    51,765            	 51,765                   	51,765
Interstate Hotels              Common   46088r108          $0        50                	     50                       	    50
Int'l Business Machines        Common   459200101      $3,829    34,947            	 34,947                   	34,947
Istar Financial Inc.           Common   45031U101         $17       805               	    805                      	   805
J P Morgan & Co                Common   616880100         $88       800               	    800                      	   800
JDS Uniphase Corp.             Common   46612j101      $1,615    13,475            	 13,475                   	13,475
Johnson & Johnson              Common   478160104      $6,398    62,800            	 62,800                   	62,800
Kansan City Sthn Ind           Common   485170302        $310     3,500             	  3,500                    	 3,500
Kellogg                        Common   487836108        $119     4,000             	  4,000                    	 4,000
Keyspan Energy, Inc.           Common   49337w100        $185     6,000             	  6,000                    	 6,000
Koger Equity Inc               Common   500228101         $17     1,000             	  1,000                    	 1,000
Kroger Company                 Common   501044101      $1,180    53,500            	 53,500                   	53,500
Lilly, Eli & Co.               Common   532457108      $2,425    24,278            	 24,278                   	24,278
Loudeye Technologies           Common   545754103         $17     1,000             	  1,000                    	 1,000
Lsi Logic Corp                 Common   502161102         $54     1,000             	  1,000                    	 1,000
Lucent Technologies            Common   549463107      $1,789    30,188            	 30,188                   	30,188
Lyondell Petrochem             Common   552078107          $1        85                	     85                       	    85
MBIA, Inc.                     Common   55262C100        $449     9,310             	  9,310                    	 9,310
MDU Resources Group            Common   552690109         $84     3,900             	  3,900                    	 3,900
MSDW High Yield Fund Inc.      Common   61744m104         $47     4,000             	  4,000                    	 4,000
Martek Biosciences Corp.       Common   572901106        $131     7,000             	  7,000                    	 7,000
Martha Stewart Living         Class A   573083102         $18       800               	    800                      	   800
  Omnimedia
Masco Corp.                    Common   574599106         $29     1,600             	  1,600                    	 1,600
May Dept Stores                Common   577778103        $356    14,853            	 14,853                   	14,853
Media One Group                Common   58440J104        $173     2,600             	  2,600                    	 2,600
Mellon Financial Corp          Common   58551a108        $718    19,700            	 19,700                   	19,700
Merchants National             Common   589161108         $43       120               	    120                      	   120
Merck & Co.                    Common   589331107      $5,709    74,510            	 74,510                   	74,510
Mercury Interactive Corp.      Common   589405109         $68       700               	    700                      	   700
Merrill Lynch                  Common   590188108     $24,556   213,531           	213,531                        213,531
Microsoft Corp.                Common   594918104      $5,682    71,025            	 71,025                   	71,025
Millenium Pharm                Common   599902103        $224     2,000             	  2,000                    	 2,000
Morgan Stanley Dean Witter     Common   617446448        $159     1,908             	  1,908                    	 1,908
  Discover
Motorola, Inc.                 Common   620076109        $218     7,500             	  7,500                    	 7,500
Muniholdings Calif. FD         Common   625933106         $83     6,754             	  6,754                    	 6,754
NTL Inc.                       Common   629407107        $162     2,708             	  2,708                    	 2,708
NVEST LP (New England In CO)   Common   67065F107        $871    23,000            	 23,000                   	23,000
Nat'l Fuel Gas Co.             Common   636180101        $497    10,200            	 10,200                   	10,200
Nationwide Health PPTY Inc.    Common   638620104          $8       600               	    600                      	   600
Network Appliance              Common   64120l104        $129     1,600             	  1,600                    	 1,600
Network Associates Inc         Common   640938106        $100     4,900             	  4,900                    	 4,900
Neurocrine Biosciences, Inc.   Common   64125C109          $7       200               	    200                      	   200
New Century Energies, Inc.     Common   64352U103         $96     3,195             	  3,195                    	 3,195
Newell Rubbermaid Inc.         Common   651229106        $261    10,153            	 10,153                   	10,153
Newhall Land & Farming       Depositary 651426108        $292    11,000            	 11,000                   	11,000
News Corp.                     Common   652487703         $11       200               	    200                      	   200
Nisource Inc.                  Common   65473p105        $168     9,000             	  9,000                    	 9,000
Nokia Corp Spons ADR           Common   654902204      $2,612    52,305            	 52,305                   	52,305
Nortel Networks Corp. ADR      Common   656568102        $341     5,000             	  5,000                    	 5,000
Northern States Power Co.      Common   665772109         $40     2,000             	  2,000                    	 2,000


Northern Trust Corp            Common   665859104      $3,279    50,400            	 50,400                   	50,400
Nstar                          Common   67019e107         $12       300               	    300                      	   300
Nuveen Premium Income Mun      Common   6706K4105      $1,170    96,000            	 96,000                   	96,000
  Fund 4
OGE Energy Corp.               Common   670837103         $22     1,200             	  1,200                    	 1,200
Occidental Petroleum Corp.     Common   674599105        $194     9,200             	  9,200                    	 9,200
Oracle Corp.                   Common   68389X105        $168     2,000             	  2,000                    	 2,000
Oregon Trail Financial         Common   685932105         $89     8,000             	  8,000                    	 8,000
PE Corp Celera Genomics Gp     Common   69332S201         $92     1,000             	  1,000                    	 1,000
PG&E Corp.                     Common   69331C108         $25     1,000             	  1,000                    	 1,000
Park Place Entertainment       Common   700690100        $164    13,445            	 13,445                   	13,445
PepsiCo, Inc.                  Common   713448108      $1,580    35,562            	 35,562                   	35,562
Pfizer, Inc.                   Common   717081103      $9,019   187,906           	187,906                        187,906
Pharmacia Corp.                Common   71713u102        $596    11,540            	 11,540                   	11,540
Phelps Dodge Corp.             Common   717265102        $202     5,429             	  5,429                    	 5,429
Pitney Bowes, Inc.             Common   724479100        $752    18,800            	 18,800                   	18,800
Plantronics Inc.               Common   727493108        $231     2,000             	  2,000                    	 2,000
Plum Creek Timber Co. LP     Depositary 729251108         $42     1,600             	  1,600                    	 1,600
Policy Management Sys          Common   731108106         $92     6,000             	  6,000                    	 6,000
Procter & Gamble Co.           Common   742718109        $618    10,800            	 10,800                   	10,800
Prologis Trust SBI             Common   743410102        $544    25,532            	 25,532                   	25,532
Psinet Inc                     Common   74437C101         $68     2,700             	  2,700                    	 2,700
Public Service Enterprise      Common   744573106         $17       500               	    500                       	   500
  Group
Puget Sound Energy, Inc.       Common   745332106         $80     3,750             	  3,750                    	 3,750
Qualcomm, Inc.                 Common   747525103        $636    10,600            	 10,600                   	10,600
R & B Falcon Corp.             Common   74912E101         $11       472               	    472                      	   472
Radio Shack Corp               Common   750438103        $190     4,000             	  4,000                    	 4,000
Ralston Purina Gp.             Common   751277302        $402    20,148            	 20,148                   	20,148
Rational Software              Common   75409P202        $232     2,500             	  2,500                    	 2,500
Realnetworks Inc.              Common   75605l104         $20       400               	    400                      	   400
Redwood Trust, Inc.            Common   758075402        $199    14,200            	 14,200                   	14,200
Redwood Trust Pfd B           PFD CV B  758075600        $120     5,000             	  5,000                    	 5,000
Regions Financial Corp.        Common   758940100         $12       600               	    600                      	   600
Reliant Energy Inc             Common   75952J108        $307    10,400            	 10,400                   	10,400
Robert Half Int'l, Inc.        Common   770323103        $660    23,160            	 23,160                   	23,160
Roche Holdings Ltd Spons ADR   Common   771195104         $10       100               	    100                      	   100
Rogers Corp                    Common   775133101        $175     5,000             	  5,000                    	 5,000
Royal Dutch Pete New Co.       NY REG   780257804      $2,473    40,170            	 40,170                   	40,170
  $1.25                         GLD
SABA Software Inc              Common   784932105          $4       200               	    200                      	   200
SBC Communications             Common   78387G103      $1,304    30,150            	 30,150                   	30,150
SCANA Corp.                    Common   80589m102         $73     3,030             	  3,030                    	 3,030
Sabre Hldgs Corp              Class A   785905100        $100     3,500             	  3,500                    	 3,500
Safeway, Inc.                  Common   786514208        $459    10,200            	 10,200                   	10,200
Salomon Bros Fund              Common   795477108        $181    10,328            	 10,328                   	10,328
Santa Fe Intl ADR              Common   G7805C108          $8       219               	    219                      	   219
Saul Centers, Inc.             Common   804395101         $26     1,600             	  1,600                    	 1,600
Schering Plough Corp.          Common   806605101      $2,020    40,000            	 40,000                   	40,000
Schlumberger Ltd.              Common   806857108      $1,291    17,300            	 17,300                   	17,300
Sempra Energy                  Common   816851109         $56     3,308             	  3,308                    	 3,308
Senior High Income             Common   81721E107         $14     2,000             	  2,000                    	 2,000
Senior Hsg Properties          Common   81721m109          $2       250               	    250                      	   250
Sensormatic Electronics        Common   817265101        $182    11,500            	 11,500                   	11,500


Sepracor Inc                   Common   817315104         $60       500               	    500                      	   500
Simon Ppty Group, Inc.         Common   828806109        $271    12,200            	 12,200                   	12,200
Software Technologies          Common   834040107        $138     4,500             	  4,500                    	 4,500
Solectron Corp.                Common   834182107      $2,915    69,600            	 69,600                   	69,600
Sonus Pharmaceuticals, Inc.    Common   835692104        $242    69,000            	 69,000                   	69,000
Southdown Inc                  Common   841297104         $52       900               	    900                      	   900
Southwest Airlines Co.         Common   844741108        $134     7,086             	  7,086                    	 7,086
Spanish Broadcasting           Common   846425882        $934    45,400            	 45,400                   	45,400
Spieker Properties, Inc.       Common   848497103        $455     9,900             	  9,900                    	 9,900
Spring Group PLC Ord           Common   G25759112        $312   156,000           	156,000                        156,000
Starbucks                      Common   855244109         $57     1,500             	  1,500                    	 1,500
Starmedia Network Inc.         Common   855546107        $147     7,800             	  7,800                    	 7,800
Sterling Optical Corp          Common   859488108          $0        12                	     12                             12
SunGard Data Systems, Inc.     Common   867363103      $1,758    56,700            	 56,700                   	56,700
Symyx Technologies Inc.        Common   87155s108         $43     1,000             	  1,000                    	 1,000
TCW Convertible Securities     Common   872340104         $53     5,000             	  5,000                    	 5,000
  Fd, Inc.
TCI Commns Fin IV TR         Preferred  87228u205         $26     1,000             	  1,000                    	 1,000
                                 A
TXU Corp                       Common   873168108        $667    22,600            	 22,600                   	22,600
Tele Norte Leste               Common   879246106          $1        58                	     58                       	    58
Tele Sudeste Celular           Common   879252104          $3       100               	    100                      	   100
Telebras Spons ADR             Common   879287100          $0       500               	    500                      	   500
Telebras Telecommunications    Common   879287308         $49       500               	    500                      	   500
Telecomunications De Sao       Common   87929A102          $9       500               	    500                      	   500
  Paulo PFD
Telefonos Mex Rd ADR Class L   SP ADR   879403780         $57     1,000             	  1,000                    	 1,000
                                REP
Texaco, Inc.                   Common   881694103        $757    14,215            	 14,215                   	14,215
Texas Industries               Common   882491103         $17       600               	    600                      	   600
Texas Instruments              Common   882508104        $159     2,312             	  2,312                    	 2,312
Timberland Bancorp Inc         Common   887098101         $59     5,500             	  5,500                    	 5,500
Transocean Sedco Forex         Common   G90078109        $124     2,319             	  2,319                    	 2,319
Tricon Global Restaurants      Common   895953107        $514    18,180            	 18,180                   	18,180
Tyco Int'l Ltd.                Common   902124106      $3,519    74,286            	 74,286                   	74,286
US West, Inc.                  Common   912889102        $805     9,388             	  9,388                    	 9,388
UAL CORP                       Common   902549500         $93     1,600             	  1,600                    	 1,600
US Bancorp Del                 Common   902973106         $96     5,000             	  5,000                    	 5,000
USG Corp.                      Common   903293405        $571    18,800            	 18,800                   	18,800
                                New
USX-Marathon Group             Common   902905827        $148     5,900             	  5,900                    	 5,900
Unigraphics Solutions          Common   904928108         $39     2,000             	  2,000                    	 2,000
United Parcel Service Inc.     Common   911312106         $86     1,450             	  1,450                    	 1,450
  CL B
United Technologies            Common   913017109        $678    11,520            	 11,520                   	11,520
Univision Communications,     Class A   914906102      $3,617    34,950            	 34,950                   	34,950
  Inc.
Unocal Corp.                   Common   915289102         $72     2,186             	  2,186                    	 2,186
Vaalco Energy Inc              Common   91851C201         $13    43,000            	 43,000                   	43,000
Vaalco Energy Inc              Common   91851C201         $22    75,000            	 75,000                   	75,000
  (Restricted)
Viacom Inc B Non Vtg           Common   925524308      $1,983    29,076            	 29,076                   	29,076
Visteon Corp                   Common   92839U107         $32     2,649             	  2,649                    	 2,649
Vitesse Semiconductor          Common   928497106         $29       400               	    400                      	   400


Vixel Corp.                    Common   928552108        $169    20,500            	 20,500                   	20,500
Vodafone Airtouch              Common   92857T107      $1,707    41,200            	 41,200                   	41,200
Wal-Mart Stores Inc            Common   931142103      $1,243    21,565            	 21,565                   	21,565
Walgreen Co.                   Common   931422109        $670    20,800            	 20,800                   	20,800
Wash Mutual Inc.               Common   939322103        $603    20,900            	 20,900                   	20,900
Washington Gas Light Co        Common   94106L109        $137     5,700             	  5,700                    	 5,700
Waste Management, Inc. NEW     Common   94106K101        $190    10,000            	 10,000                   	10,000
Wells Fargo & Co               Common   949746101      $3,221    83,116            	 83,116                   	83,116
Whole Foods Market, Inc.       Common   966837106         $66     1,600             	  1,600                    	 1,600
Williams Cos., Inc.            Common   969457100        $244     5,850             	  5,850                    	 5,850
Wind River System              Common   973149107      $1,591    42,016            	 42,016                   	42,016
Worldcom Inc                   Common   98157D106      $1,410    30,746            	 30,746                   	30,746
Wyndham Intl Inc              Class A   983101106          $4     1,546             	  1,546                    	 1,546
XL Capital Ltd Cl A           Class A   G98255105        $179     3,300             	  3,300                    	 3,300